BORROWED FUNDS	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
BORROWED FUNDS

NOTE 10 – BORROWED FUNDS

     The Bank is a party to the Blanket Agreement for Advances and Security Agreement (the “Blanket Agreement”) with the Federal Home Loan Bank of Cincinnati (the “FHLB”). Advances made to the Bank under the Blanket Agreement are collateralized by the FHLB stock and qualifying residential mortgage loans totaling 150% of the outstanding amount borrowed. These collateralization matters are outlined in the Blanket Agreement dated June 20, 2006 between the Bank and the FHLB. There were no outstanding advances at December 31, 2015 and 2014.

     Stock held in the FHLB totaling $3.0 million at December 31, 2015 and 2014 is carried at cost. The stock is restricted and can only be sold back to the FHLB at par. There were no FHLB borrowings outstanding at December 31, 2015 or 2014.

     The Company enters into agreements under which it sells securities subject to an obligation to repurchase the same or similar securities. Under these arrangements, the Company may transfer legal control over the assets but still retain effective control through an agreement that both entitles and obligates the Company to repurchase the assets. As a result, these repurchase agreements are accounted for as secured borrowings and not as a sale and subsequent repurchase of securities. The obligation to repurchase the securities is reflected as a liability in the Company's consolidated statements of condition, while the securities underlying the repurchase agreements remain in the respective investment securities asset accounts. As a result, there is no offsetting or netting of the investment securities assets with the repurchase agreement liabilities. In addition, as the Company does not enter into reverse repurchase agreements, there is no such offsetting to be done with the repurchase agreements.

     The right of offset for a repurchase agreement resembles a secured borrowing, whereby the collateral pledged by the Company would be used to settle the fair value of the repurchase agreement should the Company be in default (e.g., fails to make an interest payment to the counterparty). For private institution repurchase agreements, if the private institution counterparty were to default (e.g., declare bankruptcy), the Company could cancel the repurchase agreement (i.e., cease payment of principal and interest), and attempt collection on the amount of collateral value in excess of the repurchase agreement fair value. The collateral is held by a third party financial institution in the counterparty's custodial account. The Company has the right to sell or repledge the investment securities. The Company is required by the counterparty to maintain adequate collateral levels. In the event the collateral fair value falls below stipulated levels, the Company will pledge additional securities. The Company closely monitors collateral levels to ensure adequate levels are maintained, while mitigating the potential risk of over-collateralization in the event of counterparty default.

The following table presents the remaining contractual maturities of the Company’s repurchase agreements as of December 31, 2015, disaggregated by the class of collateral pledged.

Overnight and
December 31, 2015	Continuous
(dollars in thousands)
Class of collateral pledged:
U.S. government agencies	$24,177
U.S. government sponsored agency mortgage backed securities	-
States and political subdivisions	-
Corporate bonds	-
$24,177

Overnight and
December 31, 2014	Continuous
(dollars in thousands)
Class of collateral pledged:
U.S. government agencies	$22,834
U.S. government sponsored agency mortgage backed securities	-
States and political subdivisions	-
Corporate bonds	-
$22,834

     Securities sold under agreements to repurchase consist of obligations of the Bank to other parties. The obligations are secured by investment securities and such collateral is held in safekeeping by a third party. The maximum amount of outstanding agreements at any month end during 2015 and 2014 totaled $26.4 million and $24.8 million, respectively, and the monthly average of such agreements totaled $25.1 million and $21.4 million for 2015 and 2014, respectively. The agreements at December 31, 2015, mature January 4, 2016.